UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET GLOBAL GOVERNMENT BOND FUND

FORM N-Q

FEBRUARY 28, 2015

WESTERN ASSET GLOBAL GOVERNMENT BOND FUND

Schedule of investments (unaudited)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 67.6%
Germany - 1.1%
Bundesrepublik Deutschland, Bonds	2.500%	8/15/46	140,000	EUR	$219,694

Hungary - 4.9%
Republic of Hungary, Bonds	5.500%	6/24/25	221,570,000	HUF	1,003,530

Italy - 5.8%
Italy Buoni Poliennali Del Tesoro, Bonds	5.000%	9/1/40	230,000	EUR	390,937	(a)
Italy Buoni Poliennali Del Tesoro, Bonds	3.250%	9/1/46	350,000	EUR	470,813	(a)
Italy Buoni Poliennali Del Tesoro, Senior Bonds	4.750%	9/1/44	200,000	EUR	340,997	(a)

Total Italy					1,202,747

Malaysia - 4.8%
Federation of Malaysia, Senior Bonds	4.012%	9/15/17	3,550,000	MYR	997,826

Mexico - 17.3%
United Mexican States, Bonds	8.000%	6/11/20	29,820,000	MXN	2,255,403
United Mexican States, Bonds	8.500%	11/18/38	6,590,000	MXN	562,731
United Mexican States, Bonds	7.750%	11/13/42	9,403,000	MXN	750,666

Total Mexico					3,568,800

New Zealand - 5.0%
Republic of New Zealand, Senior Bonds	3.000%	4/15/20	1,370,000	NZD	1,025,066	(a)

Philippines - 5.5%
Republic of the Philippines, Senior Bonds	3.900%	11/26/22	50,000,000	PHP	1,145,384

South Korea - 23.2%
Republic of Korea, Senior Bonds	5.750%	9/10/18	3,452,210,000	KRW	3,535,692
Republic of Korea, Senior Bonds	4.250%	6/10/21	1,221,790,000	KRW	1,247,017

Total South Korea					4,782,709

TOTAL SOVEREIGN BONDS (Cost - $14,300,001)					13,945,756

CORPORATE BONDS & NOTES - 3.0%
ENERGY - 3.0%
Energy Equipment & Services - 0.2%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	40,000		38,400

Oil, Gas & Consumable Fuels - 2.8%
California Resources Corp., Senior Notes	6.000%	11/15/24	50,000		44,563	(b)
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	20,000		19,750
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	20,000		20,875
Crestwood Midstream Partners LP, Senior Notes	6.000%	12/15/20	40,000		40,100
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	60,000		57,102
Ecopetrol SA, Senior Notes	5.875%	9/18/23	103,000		111,085
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	230,000		212,060
QEP Resources Inc., Senior Notes	6.875%	3/1/21	10,000		10,700
QEP Resources Inc., Senior Notes	5.250%	5/1/23	10,000		9,788
Range Resources Corp., Senior Subordinated Notes	5.750%	6/1/21	40,000		42,100
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	10,000		10,225

Total Oil, Gas & Consumable Fuels					578,348

TOTAL CORPORATE BONDS & NOTES (Cost - $622,406)					616,748

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 7.6%
Brazil - 7.6%
Federative Republic of Brazil, Notes (Cost - $1,962,908)	6.000%	8/15/50	4,522,043	BRL	1,580,278

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL GOVERNMENT BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.8%
U.S. Government Obligations - 3.8%
U.S. Treasury Notes (Cost - $769,772)	1.500%	12/31/18	770,000	$775,895

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Mexican Peso, Put @ $14.60 (Cost - $5,725)		4/7/15	420,000	1,621

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $17,660,812)				16,920,298

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 4.9%
Repurchase Agreements - 4.9%
Goldman Sachs & Co. repurchase agreement dated 2/27/15; Proceeds at maturity - $1,000,004; (Fully collateralized by U.S. government agency obligations, 1.880% due 9/10/19; Market value - $1,022,625) (Cost - $1,000,000)	0.050%	3/2/15	1,000,000	1,000,000

TOTAL INVESTMENTS - 86.9% (Cost - $18,660,812#)				17,920,298
Other Assets in Excess of Liabilities - 13.1%				2,710,085

TOTAL NET ASSETS - 100.0%				$20,630,383

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
HUF	— Hungarian Forint
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PHP	— Philippine Peso

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Dollar/Euro, Call (Premiums received - $4,679)	4/7/15	$1.16	420,000	$14,416

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Government Bond Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$13,945,756	—	$13,945,756
Corporate bonds & notes	—	616,748	—	616,748
Non-U.S. treasury inflation protected securities	—	1,580,278	—	1,580,278
U.S. government & agency obligations	—	775,895	—	775,895
Purchased options	—	1,621	—	1,621

Total long-term investments	—	$16,920,298	—	$16,920,298

Short-term investments†	—	1,000,000	—	1,000,000

Total investments	—	$17,920,298	—	$17,920,298

Other financial instruments:
Futures contracts	$9,054	—	—	$9,054
Forward foreign currency contracts	—	$318,700	—	318,700

Total other financial instruments	$9,054	$318,700	—	$327,754

Total	$9,054	$18,238,998	—	$18,248,052

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	—	$14,416	—	$14,416
Futures contracts	$110,010	—	—	110,010
Forward foreign currency contracts	—	124,197	—	124,197

Total	$110,010	$138,613	—	$248,623

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 28, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$339,161
Gross unrealized depreciation	(1,079,675)

Net unrealized depreciation	$(740,514)

Notes to Schedule of Investments (unaudited) (continued)

At February 28, 2015, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro BTP	1	3/15	$150,089	157,663	$7,574
U.S. Treasury 5-Year Notes	3	6/15	356,509	357,844	1,335
U.S. Treasury 10-Year Notes	1	6/15	127,652	127,797	145

					$9,054

Contracts to Sell:
Euro BUXL 30-Year Bond	4	3/15	718,244	746,183	(27,939)
Euro-Bund	12	3/15	2,059,254	2,141,325	(82,071)

					$(110,010)

Net unrealized depreciation on open futures contracts					$(100,956)

During the period ended February 28, 2015, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of May 31, 2014	—	—
Options written	1,008,000	$14,641
Options closed	—	—
Options exercised	—	—
Options expired	(588,000)	(9,962)

Written options, outstanding as February 28, 2015	420,000	$4,679

At February 28, 2015 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,360,606	PHP	60,000,000	Citibank, N.A.	4/6/15	$1,910
USD	333,383	BRL	899,000	Barclays Bank PLC	4/27/15	21,741
USD	444,792	BRL	1,197,246	Citibank, N.A.	4/27/15	29,763
IDR	1,063,400,000	USD	83,105	Deutsche Bank AG	4/27/15	(1,571)
INR	104,319,095	USD	1,671,245	Deutsche Bank AG	4/27/15	(4,739)
USD	208,380	BRL	559,000	Deutsche Bank AG	4/27/15	14,601
USD	5,066,809	KRW	5,532,347,071	Deutsche Bank AG	4/27/15	37,432
USD	515,557	INR	32,145,000	JPMorgan Chase & Co.	4/27/15	2,038
USD	1,233,531	MYR	4,432,694	JPMorgan Chase & Co.	4/27/15	9,551
USD	434,876	CAD	541,905	Barclays Bank PLC	5/13/15	1,814
USD	1,799,313	EUR	1,574,595	Citibank, N.A.	5/13/15	35,743
USD	1,514,093	EUR	1,320,000	Credit Suisse London	5/13/15	35,673
USD	60,913	GBP	40,000	Credit Suisse London	5/13/15	(811)
USD	1,320,627	JPY	154,866,000	Credit Suisse London	5/13/15	24,827
AUD	407,548	USD	318,887	Deutsche Bank AG	5/13/15	(1,713)
CAD	3,100,326	USD	2,488,928	Deutsche Bank AG	5/13/15	(11,310)
EUR	30,000	USD	34,412	Deutsche Bank AG	5/13/15	(812)
EUR	656,729	USD	753,559	Deutsche Bank AG	5/13/15	(18,012)
EUR	420,000	USD	472,177	Deutsche Bank AG	5/13/15	(1,770)
GBP	183,000	USD	275,744	Deutsche Bank AG	5/13/15	6,642
JPY	44,759,400	USD	382,135	Deutsche Bank AG	5/13/15	(7,622)
USD	2,208,593	MXN	32,740,176	Deutsche Bank AG	5/13/15	25,579
USD	78,218	SEK	645,049	Deutsche Bank AG	5/13/15	787
USD	43,876	SGD	59,000	Deutsche Bank AG	5/13/15	659
USD	603,637	AUD	791,095	HSBC Bank USA, N.A.	5/13/15	(12,032)
USD	329,378	EUR	290,000	HSBC Bank USA, N.A.	5/13/15	4,574
USD	948,632	NZD	1,289,045	JPMorgan Chase & Co.	5/13/15	(19,752)
TRY	53,228	USD	21,421	JPMorgan Chase & Co.	5/13/15	(588)
USD	319,297	AUD	409,174	JPMorgan Chase & Co.	5/13/15	858
USD	2,064,344	CAD	2,572,234	JPMorgan Chase & Co.	5/13/15	8,749
USD	219,672	GBP	143,205	JPMorgan Chase & Co.	5/13/15	(1,306)
USD	847,692	HUF	227,207,945	JPMorgan Chase & Co.	5/13/15	9,816
EUR	1,530,733	USD	1,754,633	JPMorgan Chase & Co.	5/13/15	(40,189)
JPY	7,020,000	USD	59,907	JPMorgan Chase & Co.	5/13/15	(1,169)
SEK	811,688	USD	98,235	JPMorgan Chase & Co.	5/13/15	(801)
USD	2,289,334	EUR	2,003,001	UBS AG London	5/13/15	45,943

Total						$194,503

Notes to Schedule of Investments (unaudited) (continued)

Abbreviations used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

EUR	— Euro

GBP	— Great British Pound

HUF	— Hungarian Forint

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

MYR	— Malaysian Ringgit

KRW	— South Korean Won

NZD	— New Zealand Dollar

PHP	— Philippine Peso

SEK	— Swedish Krona

SGD	— Singapore Dollar

TRY	— Turkish Lira

USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015